[AIM LOGO APPEARS HERE]         Dear Shareholder:

              [PHOTO OF          As the period covered by this report was
              CHARLES T. BAUER,  closing, the U.S. economy continued to move
LETTER        CHAIRMAN OF THE    ahead at a brisk pace. During the final quarter
TO OUR        BOARD OF THE FUND  of 1998, the economy grew at its fastest rate
SHAREHOLDERS  APPEARS HERE]      in two and a half years. Total gross domestic
                                 product (GDP) growth for 1998 was 3.9%.
                 There was a different story overseas. Throughout the second half of 1998, the global economy continued to experience economic turmoil, financial instability and increased credit concerns.
              Certain regions, particularly Asia, Russia and Latin America, remained in a severe downturn.
                 As a result of this global meltdown, the U.S. Federal Open
              Market Committee of the Federal Reserve Board (the Fed) reduced the federal funds rate from 5.5% to 4.75% in three steps between September and November. The discount rate was also reduced from 5% to 4.5%. Interest rates were lowered, not to stimulate an already strong U.S. economy, but to minimize the impact of the international economic crises upon the U.S. economy and to decrease volatility and calm the financial markets. In the United
              States and Europe, financial markets were very volatile, but the underlying economies continued surprisingly strong growth.
                 The yield on the one-year Treasury bill, which was as high as
              5.32% in early July, dropped to 4.37% in early December as an increase in the one-year Treasury bill's price caused its yield to decline. The price increase was a result of investors' demand for Treasuries in a "flight to quality" environment resulting from the international crises and credit concerns.

              YOUR INVESTMENT PORTFOLIO

              The Government & Agency Portfolio was launched on September 1, 1998. Since inception, the Portfolio has been managed in a modified barbell format with strong emphasis on the cash management portion of the yield curve. The portfolio managers will selectively invest farther out in the yield curve to add value and protect the weighted average maturity (WAM). In the initial six months, the WAM was maintained in the 15- to 41-day range. The Portfolio's WAM stood at 35 days at the close of the reporting period.
                 The Portfolio was able to take advantage of the widening
              spreads between Treasury and agency securities during the market turmoil of the late fall. Hence, performance has been quite strong for the reporting period. The Resource Class of the Portfolio outperformed its comparative indexes as of February 28, 1999, as shown in the table.
                 The Portfolio initially received and continues to hold the highest credit-quality ratings given by two widely known credit-rating agencies: AAAm from Standard & Poor's Corporation and Aaa from Moody's Investors Service, Inc. In addition, shortly after the reporting period closed, the Portfolio received the highest rating, AAA, granted by Fitch IBCA. The ratings are


                             Yields as of 2/28/99

                                             Average              Seven-Day
                                          Monthly Yield             Yield
Government & Agency Portfolio
Resource Class                                4.62%                 4.67%

IBC Money Fund Averages(TM) -
U.S. Treasury & Repurchase                    4.10%                 4.17%
Agreements

IBC Money Fund Averages(TM) -
Government Only/Institutions Only             4.43%                 4.45%

                                                                     (continued)
              historical and are based on an analysis of the Portfolio's credit quality, composition, management and weekly portfolio reviews. With the addition of the AAA Fitch rating, AIM became the only multi-fund complex to have all of its institutional money market portfolios given the highest rating by three different rating agencies.
                 Net assets of the Resource Class stood at $10.85 million at the close of the reporting period.
                 The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. Government securities, such as U.S. Treasury bills and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

              OUTLOOK FOR THE FUTURE

              Statistics released shortly after the close of the reporting period showed that employment gains have exceeded expectations and wage inflation has been virtually non-existent. This caused interest rates to drop, another indication the U.S. economy continues to benefit from the unusual combination of strong growth and low inflation.
                 As 1998 ended, there was speculation the Fed might decrease interest rates even more. However, this view changed abruptly with the release of stronger-than-expected adjusted December and January economic numbers during the first quarter of 1999. These numbers and other factors led many to speculate about the Fed changing course and raising short-term rates again. We believe it is unlikely such a move would be made soon because inflation remains negligible despite robust economic growth. For the 12 months ended February 1999, producer prices were up just 0.5%, and prices for intermediate goods actually fell during February 1999. Retail sales growth and other economic indicators led to estimated annualized GDP growth of 4.6% for the first quarter of 1999.
                 We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also committed to customer service and are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005. We are happy to be of service.

              Respectfully submitted,

              /s/ Charles T. Bauer
              Charles T. Bauer
              Chairman

SCHEDULE OF INVESTMENTS
February 28, 1999
(Unaudited)

                                                             PAR
                                                  MATURITY  (000)     VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 49.82%

FEDERAL HOME LOAN BANK DISCOUNT NOTES(a) - 6.55%
4.74%                                             05/07/99 $ 5,000 $  4,955,892
-------------------------------------------------------------------------------
4.90%                                             06/23/99   2,000    1,968,966
-------------------------------------------------------------------------------
4.63%                                             08/04/99   5,000    4,899,683
-------------------------------------------------------------------------------
4.71%                                             08/11/99   4,035    3,948,950
-------------------------------------------------------------------------------
                                                                     15,773,491
-------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK BONDS - 2.08%
5.71%                                             05/05/99   5,000    5,007,701
-------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT
 NOTES(a) - 17.27%
4.98%                                             03/09/99  10,000    9,988,933
-------------------------------------------------------------------------------
4.57%                                             03/12/99   5,000    4,993,018
-------------------------------------------------------------------------------
4.82%                                             04/01/99  12,000   11,950,194
-------------------------------------------------------------------------------
4.60%                                             07/26/99   5,000    4,906,083
-------------------------------------------------------------------------------
4.69%                                             08/13/99   5,000    4,892,521
-------------------------------------------------------------------------------
4.77%                                             08/27/99   5,000    4,881,412
-------------------------------------------------------------------------------
                                                                     41,612,161
-------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT
 NOTES(a) - 23.92%
4.99%                                             03/03/99  10,000    9,997,228
-------------------------------------------------------------------------------
4.99%                                             03/15/99   5,000    4,990,298
-------------------------------------------------------------------------------
4.90%                                             03/22/99   5,000    4,985,709
-------------------------------------------------------------------------------
4.77%                                             04/05/99   5,000    4,976,812
-------------------------------------------------------------------------------
4.89%                                             04/19/99   3,000    2,980,033
-------------------------------------------------------------------------------
4.90%                                             04/19/99   2,000    1,986,660
-------------------------------------------------------------------------------
4.84%                                             04/23/99   5,000    4,964,372
-------------------------------------------------------------------------------
4.64%                                             05/13/99   8,000    7,924,729
-------------------------------------------------------------------------------
4.36%                                             06/07/99   5,000    4,940,656
-------------------------------------------------------------------------------
4.60%                                             06/07/99   5,000    4,937,389
-------------------------------------------------------------------------------
4.36%                                             06/25/99   5,000    4,929,756
-------------------------------------------------------------------------------
                                                                     57,613,642
-------------------------------------------------------------------------------
   Total U.S. Government Agency Securities (Cost
    $120,006,995)                                                   120,006,995
-------------------------------------------------------------------------------
   Total Investments (excluding Repurchase
    Agreements)                                                     120,006,995
-------------------------------------------------------------------------------

                                                    PAR
                                         MATURITY  (000)     VALUE

REPURCHASE AGREEMENTS(b) - 50.49%

Barclays Capital Inc.(c)
 4.85%                                   03/01/99 $ 2,632 $  2,631,559
-------------------------------------------------------------------------
Credit Suisse First Boston Corp.(d)
 4.875%                                  03/01/99  60,000   60,000,000
-------------------------------------------------------------------------
Salomon Smith Barney, Inc.(e)
 4.85%                                         --  59,000   59,000,000
-------------------------------------------------------------------------
   Total Repurchase Agreements (Cost
    $121,631,559)                                          121,631,559
-------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.31%                                241,638,554(f)
-------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.31%)                       (742,680)
-------------------------------------------------------------------------
NET ASSETS - 100.00%                                      $240,895,874
=========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) U.S. Agency Discount Notes are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 02/26/99 with a maturing value of $214,575,392. Collateralized by $217,012,000 U.S. Government obligations, 0% to 8.50% due 03/10/99 to 10/15/08 with an aggregate market value at 02/28/99 of $218,778,541.
(d) Joint repurchase agreement entered into 02/26/99 with a maturing value of $500,203,125. Collateralized by $527,960,000 U.S. Government obligations, 4.90% to 7.85% due 01/14/00 to 02/25/09 with an aggregate market value at 02/28/99 of $524,499,525.
(e) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $746,798,000 U.S. Government obligations, 0% to 6.875% due 03/31/99 to 07/15/45 with an aggregate market value at 02/28/99 of $678,300,630.
(f) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999
(Unaudited)

ASSETS:
Investments, excluding repurchase agreements, at value (amortized
 cost)                                                             $120,006,995
-------------------------------------------------------------------------------
Repurchase agreements                                               121,631,559
-------------------------------------------------------------------------------
Receivables for:
 Interest receivable                                                    140,691
-------------------------------------------------------------------------------
 Receivable due from advisor                                             63,586
-------------------------------------------------------------------------------
Investment for deferred compensation plan                                 1,918
-------------------------------------------------------------------------------
Other assets                                                             14,727
-------------------------------------------------------------------------------
  Total assets                                                      241,859,476
-------------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                              914,163
-------------------------------------------------------------------------------
 Deferred compensation                                                    1,918
-------------------------------------------------------------------------------
Accrued administrative services fees                                      4,700
-------------------------------------------------------------------------------
Accrued distribution fees                                                14,498
-------------------------------------------------------------------------------
Accrued transfer agent fees                                               5,963
-------------------------------------------------------------------------------
Accrued trustees' fees                                                    1,483
-------------------------------------------------------------------------------
Accrued operating expenses                                               20,877
-------------------------------------------------------------------------------
  Total liabilities                                                     963,602
-------------------------------------------------------------------------------
NET ASSETS                                                         $240,895,874
===============================================================================

NET ASSETS:

Institutional Class                                                $123,737,865
===============================================================================
Private Investment Class                                           $ 41,457,625
===============================================================================
Cash Management Class                                              $ 64,851,316
===============================================================================
Resource Class                                                     $ 10,849,068
===============================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                                 123,737,865
===============================================================================
Private Investment Class                                             41,457,625
===============================================================================
Cash Management Class                                                64,851,316
===============================================================================
Resource Class                                                       10,849,068
===============================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $       1.00
===============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999
(Unaudited)

INVESTMENT INCOME:

Interest income                                       $5,114,867
-----------------------------------------------------------------
EXPENSES:
Advisory fees                                            101,611
-----------------------------------------------------------------
Custodian fees                                             7,917
-----------------------------------------------------------------
Administrative services fees                              29,169
-----------------------------------------------------------------
Trustees' fees and expenses                                6,144
-----------------------------------------------------------------
Transfer agent fees                                       13,345
-----------------------------------------------------------------
Distribution fees (Note 2)                               139,426
-----------------------------------------------------------------
Legal fees                                                34,451
-----------------------------------------------------------------
Prospectus                                                18,074
-----------------------------------------------------------------
Other                                                      8,389
-----------------------------------------------------------------
  Total expenses                                         358,526
-----------------------------------------------------------------
Less: Fee waivers and reimbursements                    (213,623)
-----------------------------------------------------------------
  Net expenses                                           144,903
-----------------------------------------------------------------
Net investment income                                  4,969,964
-----------------------------------------------------------------
Net increase in net assets resulting from operations  $4,969,964
=================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 1999
(Unaudited)

                                                           FEBRUARY 28,
                                                               1999
                                                           ------------
OPERATIONS:

 Net investment income                                     $  4,969,964
------------------------------------------------------------------------
  Net increase in net assets resulting from operations        4,969,964
------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Institutional Class                                        (2,543,745)
------------------------------------------------------------------------
  Private Investment Class                                     (971,330)
------------------------------------------------------------------------
  Cash Management Class                                      (1,103,174)
------------------------------------------------------------------------
  Resource Class                                               (351,715)
------------------------------------------------------------------------
Share transactions-net (See Note 4)                         240,895,874
------------------------------------------------------------------------
  Net increase in net assets                                240,895,874
------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                --
------------------------------------------------------------------------
  End of period                                            $240,895,874
========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                            $240,895,874

=========================================================================



See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business Trust consisting of three different portfolios, each of which offers separate series of shares: the Treasury Portfolio, the Government & Agency Portfolio and the Treasury TaxAdvantage Portfolio. The Government & Agency Portfolio commenced operations on September 1, 1998. Information presented in these financial statements pertains only to the Government & Agency Portfolio (the "Portfolio"), with the assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a maximum annual rate of 0.10% to the average daily net assets of the Portfolio. During the six months ended February 28, 1999, AIM waived fees and reimbursed expenses of $165,197.

 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the six months ended February 28, 1999, the Fund reimbursed AIM $29,169 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the six months ended February 28, 1999, the Portfolio paid AFS $9,145 for such services.
 Under the terms of a master distribution agreement between Fund Management ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the six months ended February 28, 1999, the Private Investment Class, the Cash Management Class, and the Resource Class paid $61,624, $18,296, and $11,080, respectively, as compensation under the Plan. FMC waived fees of $48,426 for the same period. Certain officers and trustees of the Trust are officers of AIM, FMC and AFS.
 During the six months ended February 28, 1999, the Portfolio paid legal fees of $675 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES
Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION
Changes in shares outstanding during the six months ended February 28, 1999:

                                         SHARES        AMOUNT
                                      ------------  ------------
Sold:
  Institutional Class                  257,861,180  $257,861,180
-----------------------------------------------------------------
  Private Investment Class              83,462,847    83,462,847
-----------------------------------------------------------------
  Cash Management Class                112,550,453   112,550,453
-----------------------------------------------------------------
  Resource Class                       121,898,346   121,898,346
-----------------------------------------------------------------
Issued as reinvestment of dividends:
  Institutional Class                    1,799,242     1,799,242
-----------------------------------------------------------------
  Private Investment Class                 959,363       959,363
-----------------------------------------------------------------
  Cash Management Class                  1,096,889     1,096,889
-----------------------------------------------------------------
  Resource Class                           246,369       246,369
-----------------------------------------------------------------
Reacquired:
  Institutional Class                 (135,922,557) (135,922,557)
-----------------------------------------------------------------
  Private Investment Class             (42,964,585)  (42,964,585)
-----------------------------------------------------------------
  Cash Management Class                (48,796,026)  (48,796,026)
-----------------------------------------------------------------
  Resource Class                      (111,295,647) (111,295,647)
-----------------------------------------------------------------
Net increase                           240,895,874  $240,895,874
=================================================================

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of the Resource Class outstanding during the six months ended February 28, 1999.

                                                          1999
                                                         -------
Net asset value, beginning of period                     $  1.00
-------------------------------------------------------  -------
Income from investment operations:
  Net investment income                                     0.02
-------------------------------------------------------  -------
Less distributions:
  Dividends from net investment income                     (0.02)
-------------------------------------------------------  -------
  Net asset value, end of period                         $  1.00
=======================================================  =======
Total return                                                2.43%
=======================================================  =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $10,849
=======================================================  =======
Ratio of expenses to average net assets(a)                  0.20%(b)
=======================================================  =======
Ratio of net investment income to average net assets(c)     4.83%(b)
=======================================================  =======

(a) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursement was 0.40% (annualized).
(b) Ratios are annualized and based on average net assets of $13,964,310.
(c) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursement was 4.63% (annualized).

                         TRUSTEES
Charles T. Bauer                             Carl Frischling
Bruce L. Crockett                           Robert H. Graham              Short-Term
Owen Daly II                              Prema Mathai-Davis              Investments Trust
Edward K. Dunn, Jr.                         Lewis F. Pennock              (STIT)
Jack M. Fields                                Louis S. Sklar

                         OFFICERS

Charles T. Bauer                                         Chairman
Robert H. Graham                                        President
John J. Arthur                     Sr. Vice President & Treasurer
Gary T. Crum                                   Sr. Vice President
Carol F. Relihan                   Sr. Vice President & Secretary
Dana R. Sutton               Vice President & Assistant Treasurer         Government &
Melville B. Cox                                    Vice President         Agency Portfolio
Karen Dunn Kelley                                  Vice President         ----------------------------------------
J. Abbott Sprague                                  Vice President         Resource                          SEMI-
Mary J. Benson     Assistant Vice President & Assistant Treasurer         Class                             ANNUAL
Sheri Morris       Assistant Vice President & Assistant Treasurer                                           REPORT
Renee A. Friedli                              Assistant Secretary
P. Michelle Grace                             Assistant Secretary
Jeffrey H. Kupor                              Assistant Secretary
Nancy L. Martin                               Assistant Secretary
Ofelia M. Mayo                                Assistant Secretary                                FEBRUARY 28, 1999
Lisa A. Moss                                  Assistant Secretary
Kathleen J. Pflueger                          Assistant Secretary
Samuel D. Sirko                               Assistant Secretary
Stephen I. Winer                              Assistant Secretary


                      INVESTMENT ADVISOR
                     A I M Advisors, Inc.                                            [LOGO APPEARS HERE]
                 11 Greenway Plaza, Suite 100                                      Fund Management Company
                    Houston, TX 77046-1173
                        (800) 347-1919

                          DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
                        (800) 659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                      New York, NY 10286

                     LEGAL COUNSEL TO FUND
            Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                  Philadelphia, PA 19103-7599

                  LEGAL COUNSEL TO TRUSTEES
               Kramer, Levin, Naftalis & Frankel LLP
                       919 Third Avenue
                      New York, NY 10022

                        TRANSFER AGENT
                   A I M Fund Services, Inc.
                 11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

This report may be distributed only to current shareholders or to persons who have received a current prospectus.



IGAP-SAR-4